Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2012
Vanguard Prime Money Market Fund - Investor Shares | Vanguard Prime Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard Federal Money Market Fund - Investor Shares | Vanguard Federal Money Market Fund
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard Prime Money Market Fund - Institutional Shares | Vanguard Prime Money Market Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	$ 115